ASSET HELD FOR SALE	12 Months Ended
Dec. 31, 2023
Asset Held For Sale
ASSET HELD FOR SALE

13. ASSET HELD FOR SALE

During the year ended December 31, 2021, the Group engaged in an active sale negotiation for the sale of certain land lot with a third-party buyer. The land lot held for sale is part of a land lot that is owned by LatAm Parque Logistico San José - Verbena partnership, within the Costa Rica segment.

On May 21, 2021, the Group signed on behalf of LatAm Parque Logistico San José - Verbena partnership, the purchase and sale agreement for the sale of the fully serviced land parcel for $4,000,000. In accordance with the purchase and sale agreement, the sale will be paid in three installments based on the following schedule:

	Amount
1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000

On May 24, 2021, the Group, through LatAm Parque Logistico San José - Verbena partnership, received the first installment payment of $1,200,000 from the buyer. The Group received the second installment of $1,200,000 on January 27, 2022 upon the conclusion of the land infrastructure work. Although the Group initially anticipated the sale to be completed within one year from the agreement execution date, unforeseen administrative delays related to title transfer arose, thereby extending the expected sale duration beyond one year. These delays were triggered by events or circumstances beyond the Group’s control. The sale subsequently closed on April 23, 2023 upon the transfer of the property title and the receipt of the third installment payment of $1,600,000.

The Group recognized a gain on sale of asset held for sale of $1,022,853 during the year ended December 31, 2023. As of December 31, 2022, the land lot and its respective infrastructure work is presented as an asset held for sale within the consolidated statements of financial position, with a value of $2,977,147 representing the carrying value of the asset.